STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)							3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 11, 2021	Jan. 20, 2021	Jan. 15, 2021	Jan. 11, 2021	Dec. 31, 2020	Sep. 01, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common Stock, Shares Authorized					50,000,000		50,000,000			50,000,000		50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share							$ 0			$ 0
Common Stock, Shares, Outstanding					5,636,548		14,898,594			14,898,594		5,636,548	3,513,517
Preferred Stock, Shares Authorized					10,000,000		10,000,000			10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share							$ 0			$ 0
Preferred Stock, Shares Issued					0		1,260,555			1,260,555		0	0
Preferred stock, dividend rate										8.00%
Redemption price per share							$ 25.00			$ 25.00
Accrued dividends							$ 140,100			$ 140,100
Net proceeds from issuance of common stock										$ 25,101,000		$ 10,789,000
Stock options issued												213,784	106,762
Options exercise price					$ 1.31		$ 2.54			$ 2.54		$ 1.31	$ 0.42
Stock options, term										10 years
Options and warrants vesting period										2 years
Aggregated fair value of stock options										$ 29,600
Stock options exercised					219,085							219,085	117,218
Stock options exercised for former employees
Share based compensation, net of forfeitures							$ 115,800	$ 115,100	$ 1,100			$ 115,700	$ 5,500
Share based compensation										138,400
Stock based compensation unrecognised							38,500			38,500
R S U Plan [Member]
Class of Stock [Line Items]
Share based compensation												43,800
Stock based compensation unrecognised					$ 115,500							115,500
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share based compensation							38,500		0	77,000	0
Share-based Payment Arrangement [Member]
Class of Stock [Line Items]
Share based compensation												71,900	5,500
Options, intrinsic value for outstanding					973,800							973,800	0
Options, intrinsic value for exercisable					706,200							706,200	$ 0
Stock based compensation unrecognised					$ 264,600							$ 264,600
Equity Option [Member]
Class of Stock [Line Items]
Share based compensation, net of forfeitures							77,300		1,100	153,900	$ 1,100
Options, intrinsic value for outstanding							552,200			552,200
Options, intrinsic value for exercisable							$ 460,600			$ 460,600
Minimum [Member]
Class of Stock [Line Items]
Options exercise price							$ 3.36			$ 3.36
Stock options exercised for former employees										0.40		$ 0.40
Maximum [Member]
Class of Stock [Line Items]
Options exercise price							$ 3.41			3.41
Stock options exercised for former employees										$ 6.50		$ 6.50
Employees [Member]
Class of Stock [Line Items]
Stock options issued										25,000
Former Employee [Member]
Class of Stock [Line Items]
Stock options exercised							45,046			45,046
Stock options exercised for former employees										$ 0.40
Shares exercised as additional paid in capital										$ 18,000
Board Of Directors And Employee [Member] | Share-based Payment Arrangement [Member]
Class of Stock [Line Items]
Stock issued during period shares												213,784	106,762
Share issued price per share													$ 0.40
Stock options, term													10 years
Options and warrants vesting period													3 years
Aggregated fair value of stock options													$ 9,000
Board Of Directors And Employee [Member] | Minimum [Member] | Share-based Payment Arrangement [Member]
Class of Stock [Line Items]
Share issued price per share					$ 2.22							$ 2.22
Term of warrants					5 years							5 years
Options and warrants vesting period												1 year
Aggregated fair value of stock options												$ 343,700
Board Of Directors And Employee [Member] | Maximum [Member] | Share-based Payment Arrangement [Member]
Class of Stock [Line Items]
Share issued price per share					$ 6.50							$ 6.50
Term of warrants					10 years							10 years
Options and warrants vesting period												2 years
Consultant [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares of common stock													22,524
Exercises price per share													$ 0.40
Term of warrants													10 years
Fair value of warrants													$ 1,600
IPO [Member]
Class of Stock [Line Items]
Stock issued during period shares						2,031,705
Share issued price per share						$ 6.00
Number of common stock share sold						265,005
Gross proceeds from issuance common stock						$ 12,190,200
Net proceeds from issuance of common stock						$ 10,789,000
Warrants to purchase aggregate shares of common stock					88,335		88,335			88,335		88,335
Exercises price per share					$ 7.50		$ 7.50			$ 7.50		$ 7.50
Term of warrants					4 years		4 years			4 years		4 years
Fair value of warrants					$ 167,400		$ 167,400			$ 167,400		$ 167,400
IPO [Member] | Olympic Views, LLC [Member]
Class of Stock [Line Items]
Share issued price per share					$ 6.00		$ 6.00			$ 6.00		$ 6.00
Shares issued on conversion of debt					82,826					82,826
Value of shares issued on conversion of debt					$ 442,000					$ 442,000
Accrued interest					55,000		$ 55,000			$ 55,000		$ 55,000
Followon Offering [Member]
Class of Stock [Line Items]
Stock issued during period shares		9,200,000	9,200,000
Share issued price per share		$ 3.00	$ 3.00
Number of common stock share sold		1,200,000	1,200,000
Gross proceeds from issuance common stock		$ 27,600,000	$ 27,600,000
Net proceeds from issuance of common stock		$ 25,101,000	$ 25,101,000
Warrants to purchase aggregate shares of common stock							400,000			400,000
Exercises price per share							$ 3.75			$ 3.75
Term of warrants							5 years			5 years
Fair value of warrants							$ 453,800			$ 453,800
Preferred Stock Offering [Member]
Class of Stock [Line Items]
Stock issued during period shares	1,200,000									60,555
Share issued price per share				$ 5.00
Number of common stock share sold				4,140,000
Gross proceeds from issuance common stock										$ 1,406,200
Warrants to purchase aggregate shares of common stock	540,000
Sale of Stock, Consideration Received on Transaction	$ 30,005,400
Stock issuance cost										$ 28,661,000
Common Stock [Member]
Class of Stock [Line Items]
Conversion price per share							$ 4.50			$ 4.50
Conversion of shares							5.556			5.556
Stock issued during period shares								9,200,000				2,031,705
Share based compensation, net of forfeitures
Warrant One [Member] | Preferred Stock Offering [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares of common stock							12,000			12,000
Warrant Two [Member] | Preferred Stock Offering [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares of common stock							36,000			36,000
Exercises price per share							$ 5.00			$ 5.00
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares of common stock													88,335
Exercises price per share													$ 7.50
Term of warrants													5 years
Fair value of warrants													$ 167,400
Fair value of warrants							$ 3,701,600			$ 3,701,600
Options and warrants vesting period													1 year
Options, intrinsic value for outstanding													$ 0
Options, intrinsic value for exercisable													$ 0
Warrant [Member] | Investor [Member]
Class of Stock [Line Items]
Exercises price per share							$ 5.00			$ 5.00
Warrants term										5 years
Preferred Warrant [Member]
Class of Stock [Line Items]
Options, intrinsic value for outstanding							$ 0			$ 0
Options, intrinsic value for exercisable							0			0
Common Stock Warrant [Member]
Class of Stock [Line Items]
Options, intrinsic value for outstanding					89,200		64,000			64,000		$ 89,200
Options, intrinsic value for exercisable					$ 89,200		$ 64,000			$ 64,000		$ 89,200
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued							1,260,555			1,260,555
Preferred stock, dividend rate										8.00%
Preferred stock, liquidation preference							$ 25.00			$ 25.00